RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

In February 2021, the Company’s chairman of the board of directors and president and an existing investor, who is represented by a member of the Company’s board of directors, purchased $100,000 and $1,000,000, aggregate principal amount of the Original Notes, respectively. Effective April 30, 2021, the related party holders entered into revocation agreements with the Company pursuant to which their collective $1,100,000 aggregate principal amount of Original Notes and accrued interest of $50,091 were replaced with Notes. At December 31, 2021, the investor and executive officer held Notes in an aggregate principal amount of $1,026,630 and $102,663, respectively, with $82,693 and $8,269 of interest payable thereon. For the three months ended December 31, 2021, the Company incurred interest expense of approximately $31,052 and $3,105, respectively, and for the nine months ended December 31, 2021, the Company incurred interest expense of approximately $82,693 and $8,269, respectively, on the related party holder Notes.

In May 2021, a member of the Board purchased $200,000 aggregate principal amount of Notes (the Director Note). For the three and nine months ended December 31, 2021, the Company incurred expense of approximately $6,049 and $16,110, respectively, on the Director Note. At December 31, 2021, approximately $16,110 of interest was payable by the Company on the Director Note.

In October 2021, the Company entered into purchase agreements with Ellen O’Connor (Lynn) Vos, the Company’s chief executive officer, and Paul DiPerna, the chairman of the Company’s board of directors and its president, chief financial officer and treasurer, providing for the sale and issuance by the Company of 30,864 shares of the Company’s common stock, par value $0.001 per share at the closing market price on October 28, 2021 of $8.10 per share. The Company received proceeds of approximately $250,000 from the sale of the shares, comprising $150,000 from Ms. Vos and $100,000 from Mr. DiPerna.

NOTE 11 – RELATED PARTY TRANSACTIONS

Consulting Services

During the year ended March 31, 2020, the Company entered into consulting agreements with a member of its board of directors. Under the consulting agreements, during the year ended March 31, 2020, the Company paid the director consulting fees of $140,625 in cash, and the director was granted stock options with a fair value of $76,875. The options were for a total of 15,687 shares of common stock, were fully vested on the grant dates and have terms of 10 years.  The most recent consulting agreement, which was entered into between the Company and the director in September 2019, was terminated in March 2020. At March 31, 2020, the Company had an outstanding payable to the director of $5,585, which was included in accounts payable in the consolidated balance sheet. The Company paid the $5,585 to the director during fiscal 2021.

2021 Placement

The Company’s chief executive officer and an existing investor, which is represented by a member of the Company’s board of directors, purchased $100,000 and $1,000,000, respectively, aggregate principal amount of the Notes (the Related Party Notes) in the 2021 Placement. As of March 31, 2021, $1,677 and $16,767 of interest was payable by the Company on the Related Party Notes to its chief executive officer and to the investor, respectively.